Segment Reporting - Financials (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenue
Revenue from royalty, streams and working interests		$ 580.9	$ 366.7	$ 1,231.6	$ 732.2
Interest revenue and other interest income			2.7		5.6
Total revenue		580.9	369.4	1,231.6	737.8
Expenses
Costs of sales		45.9	33.5	92.4	72.0
Depletion and depreciation		84.0	64.0	161.9	132.4
Gain on buy-back of royalty and stream interests	$ 63.8			63.8
Gross profit		451.0	271.9	977.3	533.4
Other operating expenses (income)
General and administrative expenses		7.8	9.6	17.0	19.0
Share-based compensation (recovery) expenses		(3.5)	2.8	2.7	8.5
Impairment reversal			(4.1)		(4.1)
Loss (gain) on sale of gold and silver bullion		(1.0)	42.2	2.1	49.3
Foreign exchange (gain) loss and other (income) expenses		(7.1)	(4.1)	(19.5)	(9.8)
Income before finance items and income taxes		452.8	309.9	1,043.0	569.1
Finance items
Finance income		6.8	6.6	12.3	17.7
Finance expenses		(0.7)	(0.8)	(1.5)	(1.5)
Net income before income taxes		458.9	315.7	1,053.8	585.3
Operating Segments
Revenue
Revenue from royalty, streams and working interests		580.9	366.7	1,231.6	732.2
Interest revenue and other interest income			2.7		5.6
Total revenue		580.9	369.4	1,231.6	737.8
Expenses
Costs of sales		45.9	33.5	92.4	72.0
Depletion and depreciation		83.9	63.8	161.6	132.1
Gain on buy-back of royalty and stream interests				(63.8)
Gross profit		451.1	272.1	1,041.4	533.7
Other operating expenses (income)
General and administrative expenses		7.8	9.6	17.0	19.0
Share-based compensation (recovery) expenses		(3.5)	2.8	2.7	8.5
Impairment reversal			(4.1)		(4.1)
Loss (gain) on sale of gold and silver bullion		(1.0)	42.2	2.1	49.3
Corporate depreciation		0.1	0.2	0.3	0.3
Foreign exchange (gain) loss and other (income) expenses		(7.1)	(4.1)	(19.5)	(9.8)
Income before finance items and income taxes		452.8	309.9	1,043.0	569.1
Finance items
Finance income		6.8	6.6	12.3	17.7
Finance expenses		(0.7)	(0.8)	(1.5)	(1.5)
Net income before income taxes		458.9	315.7	1,053.8	585.3
Operating Segments | Precious metals
Revenue
Revenue from royalty, streams and working interests		498.7	304.0	1,066.8	594.7
Interest revenue and other interest income			2.7		5.6
Total revenue		498.7	306.7	1,066.8	600.3
Expenses
Costs of sales		42.5	31.1	84.6	65.1
Depletion and depreciation		63.4	44.8	118.2	91.9
Gain on buy-back of royalty and stream interests				(63.8)
Gross profit		392.8	230.8	927.8	443.3
Operating Segments | Other mining
Revenue
Revenue from royalty, streams and working interests		11.8	10.2	35.0	27.0
Total revenue		11.8	10.2	35.0	27.0
Expenses
Costs of sales				0.1
Depletion and depreciation		3.1	2.8	9.0	7.7
Gross profit		8.7	7.4	25.9	19.3
Operating Segments | Energy
Revenue
Revenue from royalty, streams and working interests		70.4	52.5	129.8	110.5
Total revenue		70.4	52.5	129.8	110.5
Expenses
Costs of sales		3.4	2.4	7.7	6.9
Depletion and depreciation		17.4	16.2	34.4	32.5
Gross profit		$ 49.6	$ 33.9	$ 87.7	$ 71.1